Commitments, Guarantees and Contingent Liabilities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Commitments and Contingencies Disclosure [Line Items]
Commitments for purchase of equipment to be leased at cost	¥ 12,117
Total rental payments under operating lease agreements	7,848	7,681	8,131
Payments for computer systems under non-cancelable contracts	487	442	759
Longest non-cancelable contracts, maturity year	2016
Estimated construction costs	59,830
Total unused credit and capital amount available	284,090
Guarantee Obligations Maximum Exposure	622,292	544,492
Guarantee Obligations Current Carrying Value	22,481	9,989
Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	316,650	360,436
Guarantee Obligations Current Carrying Value	2,587	1,577
Corporate Loans | Performance Guarantee
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	1,239,000	1,234,000
Guarantee Obligations Current Carrying Value	¥ 734	¥ 666